Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	December 31,
	2018	2019
	RMB	RMB

Office and other equipment	23,774,820	22,151,112
Leasehold improvements	25,062,449	21,636,662
Motor vehicles	1,655,768	1,580,101
Less: accumulated depreciation	(31,326,808)	(36,171,900)
Total	19,166,229	9,195,975